Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment

12. Property, plant and equipment

	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	4,136	18,226	335	879	23,576
Additions	425	53,830	6	166	54,427
Disposals	—	(1,859)	—	(15)	(1,874)
At December 31, 2021	4,561	70,197	341	1,030	76,129
Acquisition from business combinations (Note 8)	—	—	—	8	8
Additions	—	155	—	3	158
Disposals	—	(2,367)	—	—	(2,367)
At December 31, 2022	4,561	67,985	341	1,041	73,928
Accumulated depreciation
At January 1, 2021	(2,858)	(1,752)	(179)	(652)	(5,441)
Depreciation charge for the year	(804)	(9,710)	(72)	(123)	(10,709)
Disposals	—	462	—	2	464
At December 31, 2021	(3,662)	(11,000)	(251)	(773)	(15,686)
Depreciation charge for the year	(817)	(13,983)	(54)	(112)	(14,966)
Disposals	—	692	—	—	692
At December 31, 2022	(4,479)	(24,291)	(305)	(885)	(29,960)
Accumulated impairment loss
At January 1, 2021	—	—	—	—	—
Impairment loss charge for the year	—	—	—	—	—
At December 31, 2021	—	—	—	—	—
Impairment loss charge for the year	—	(34,858)	—	—	(34,858)
At December 31, 2022	—	(34,858)	—	—	(34,858)
Net carrying amount
At December 31, 2022	82	8,836	36	156	9,110
At December 31, 2021	899	59,197	90	257	60,443

For the year ended December 31, 2022, the impairment loss of RMB34,858 represented the write-down of certain property, plant and equipment to the recoverable amount as a result of obsolescence. This was recognised in the statement of profit or loss as other losses. The recoverable amount of as at December 31, 2022 was based on fair value less costs of disposal.